Fees Summary	Oct. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,117,970
Previously Paid Amount	0.00
Total Fee Amount	844.89
Total Offset Amount	0.00
Net Fee	844.89
Narrative - Max Aggregate Offering Price	$ 6,117,970
Final Prospectus	true